UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21522

Name of Fund: BlackRock S&P Quality Rankings Global Equity Managed Trust (BQY)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BlackRock S&P Quality Rankings Global Equity Managed Trust, 40 East 52nd Street, New York, NY 10022.

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 07/31/2009

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2009 (Unaudited)	BlackRock S&P Quality Rankings Global Equity Managed Trust
(BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

Australia—5.9%
Foster’s Group Ltd.	116,400	$523,015
National Australia Bank Ltd.	63,500	1,288,797
Santos Ltd.	123,800	1,506,674
Tabcorp Holdings Ltd.	84,100	507,508
Wesfarmers Ltd.	35,550	765,774

		4,591,768

Canada—5.6%
Bank of Montreal	23,700	1,188,465
Bank of Nova Scotia	13,700	583,991
Enbridge, Inc.	15,900	615,336
National Bank of Canada	7,400	399,177
Royal Bank of Canada	29,600	1,409,040
Suncor Energy, Inc.	4,550	147,154

		4,343,163

Denmark—0.8%
Danske Bank A/S (a)	30,300	628,694

Finland—1.1%
Kesko Oyj B Shares	19,200	506,706
Nokia Oyj	26,900	361,709

		868,415

France—4.8%
AXA SA	15,000	316,624
Bouygues SA	11,400	484,323
Sanofi-Aventis SA	4,800	314,050
Schneider Electric SA	4,490	407,606
Societe Generale	5,200	333,372
Total SA	17,200	953,919
Vinci SA	18,200	926,329

		3,736,223

Germany—2.5%
Allianz SE	2,900	286,328
BASF SE	10,600	530,171
SAP AG	15,200	715,874
Siemens AG	5,000	398,459

		1,930,832

Hong Kong—3.3%
Esprit Holdings Ltd.	68,600	494,002
Hang Seng Bank Ltd.	21,500	348,635
Hongkong Electric Holdings Ltd.	204,500	1,127,640
Hopewell Holdings Ltd.	185,000	602,665

		2,572,942

Italy—1.7%
ENI SpA	42,200	986,073
Intesa Sanpaolo SpA (a)	82,100	305,280

		1,291,353

Japan—5.7%
Canon, Inc.	11,600	429,962
Mitsui & Co. Ltd.	52,400	652,906
Mitsui Mining & Smelting Co. Ltd. (a)	142,000	389,940
Nintendo Co. Ltd.	600	161,205
Oracle Corp. Japan	15,000	602,266
Ricoh Co. Ltd.	53,000	690,025
Sharp Corp.	40,000	442,296
Takeda Pharmaceutical Co. Ltd.	9,600	386,733
Toyota Motor Corp.	17,000	713,547

		4,468,880

Netherlands—0.6%
Koninklijke KPN NV	29,000	436,187

Portugal—0.6%
Portugal Telecom SGPS SA	43,100	440,649

Singapore—1.9%
Singapore Petroleum Co. Ltd.	191,000	827,185
Singapore Technologies Engineering Ltd.	176,000	321,445
United Overseas Bank Ltd.	28,600	351,064

		1,499,694

Common Stocks	Shares	Value

Spain—2.5%
ACS Actividadas de Construccion y Servicios SA	3,275	$174,600
Banco Santander SA	18,433	263,455
Banco Santander SA	25,064	362,951
Endesa SA	15,000	398,029
Indra Sistemas SA	32,400	744,542

		1,943,577

Sweden—4.6%
Axfood AB	16,000	394,052
Hennes & Mauritz AB	14,800	882,012
Ratos AB B Shares	26,500	633,408
Scania AB B Shares	108,000	1,264,609
TeliaSonera AB	62,100	398,423

		3,572,504

Switzerland—0.8%
Nestle SA	16,000	657,511

United Kingdom—9.6%
AstraZeneca Plc	18,000	838,409
Barclays Plc (a)	68,100	346,150
BP Plc	73,000	605,367
British American Tobacco Plc	17,300	536,984
GlaxoSmithKline Plc	64,100	1,228,130
HSBC Holdings Plc	71,200	720,462
Rio Tinto Plc	8,692	362,004
Royal Dutch Shell A Shares	46,300	1,212,676
Scottish & Southern Energy Plc	69,183	1,280,590
Standard Chartered Plc	14,850	352,551

		7,483,323

United States—47.1%
3M Co.	7,000	493,640
Abbott Laboratories	14,625	657,979
Altria Group, Inc.	80,725	1,415,109
Ameren Corp.	27,600	701,868
AT&T Inc. (b)	110,480	2,897,890
Automatic Data Processing, Inc.	12,400	461,900
Bank of America Corp.	45,800	677,382
Bristol-Myers Squibb Co.	49,500	1,076,130
CenturyTel, Inc.	17,200	539,908
Chevron Corp.	12,800	889,216
Coca-Cola Co. (The)	17,000	847,280
Consolidated Edison, Inc.	24,600	968,256
Eli Lilly & Co.	18,100	631,509
Emerson Electric Co.	45,200	1,644,376
Equity Residential - REIT	14,400	345,600
Exxon Mobil Corp.	35,800	2,519,962
General Electric Co.	74,400	996,960
Harley-Davidson, Inc.	8,200	185,320
Health Care REIT, Inc.	37,300	1,494,238
Hewlett-Packard Co.	27,300	1,182,090
Home Depot, Inc.	10,300	267,182
Hospitality Properties Trust - REIT	12,700	200,533
Intel Corp.	56,300	1,083,775
International Business Machines Corp.	16,100	1,898,673
Johnson & Johnson	9,100	554,099
Kimco Realty Corp. - REIT	25,000	246,000
Kraft Food, Inc.	15,908	450,833
Liberty Property Trust - REIT	10,800	299,916
McDonald’s Corp.	23,000	1,266,380
Merck & Co., Inc.	25,000	750,250
Microchip Technology, Inc.	25,100	675,943
Microsoft Corp.	78,700	1,851,024
Nationwide Health Properties, Inc. - REIT	34,400	998,288
PepsiCo, Inc.	12,950	734,913
Pfizer, Inc.	38,300	610,119
Philip Morris International, Inc.	31,500	1,467,900
Reynolds American, Inc.	12,600	548,226
United Technologies Corp.	13,600	740,792

1	JULY 31, 2009

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust
(BQY)
(Percentages shown are based on Net Assets)

Common Stocks	Shares	Value

United States— (concluded)
Wal-Mart Stores, Inc.	12,100	$603,548
Wells Fargo & Co.	28,900	706,893

		36,581,900

Total Long-Term Investments (Cost—$78,698,476)—99.1%		77,047,615

Short-Term Securities

BlackRock Liquidity Funds, TempFund, 0.29% (c)(d)	1,310,985	1,310,985

Total Short-Term Securities (Cost—$1,310,985)—1.7%		1,310,985

Total Investments Before Outstanding Options Written (Cost—$80,009,461*)—100.8%		78,358,600

Options Written	Contracts

Exchange-Traded Call Options Written—(0.4)%
3M Co., Strike Price $60, Expires 8/24/09	(14)	(14,910)
Abbott Laboratories, Strike Price $48, Expires 9/21/09	(30)	(1,350)
Altria Group, Inc., Strike Price $17, Expires 8/24/09	(161)	(10,868)
Ameren Corp., Strike Price $25, Expires 9/21/09	(55)	(7,013)
AT&T Inc., Strike Price $26, Expires 8/24/09	(220)	(14,850)
Automatic Data Processing, Inc., Strike Price $35, Expires 8/24/09	(15)	(3,750)
Automatic Data Processing, Inc., Strike Price $36, Expires 8/24/09	(10)	(1,675)
Bank of America Corp., Strike Price $14, Expires 9/21/09	(90)	(12,735)
Bank of Montreal, Strike Price 52 CAD, Expires 9/19/09	(47)	(12,740)
Bank of Nova Scotia, Strike Price 44 CAD, Expires 8/22/09	(27)	(6,091)
Bristol-Myers Squibb Co., Strike Price $21, Expires 8/24/09	(100)	(9,950)
Chevron Corp., Strike Price $70, Expires 8/24/09	(25)	(3,000)
Coca-Cola Co. (The), Strike Price $47.50, Expires 8/24/09	(34)	(8,670)
Enbridge, Inc., Strike Price 40 CAD, Expires 8/22/09	(30)	(4,874)
General Electric Co., Strike Price $12, Expires 8/24/09	(150)	(22,200)
Harley-Davidson, Inc., Strike Price $19, Expires 8/24/09	(15)	(5,625)
Health Care REIT, Inc., Strike Price $40, Expires 9/21/09	(75)	(11,625)
Hewlett-Packard Co., Strike Price $39, Expires 8/24/09	(50)	(22,750)
Home Depot, Inc., Strike Price $26, Expires 8/24/09	(20)	(1,510)
Hospitality Properties Trust - REIT, Strike Price $12.50, Expires 8/24/09	(25)	(8,375)
Johnson & Johnson, Strike Price $60, Expires 8/24/09	(18)	(2,790)
Kimco Realty Corp. - REIT, Strike Price $10, Expires 9/21/09	(50)	(3,625)
Kraft Food, Inc. Class A, Strike Price $26, Expires 8/24/09	(31)	(7,905)
Liberty Property Trust - REIT, Strike Price $25, Expires 8/24/09	(20)	(6,000)
McDonald’s Corp., Strike Price $62.50, Expires 9/21/09	(25)	(187)
Merck & Co., Inc., Strike Price $28, Expires 8/24/09	(50)	(11,500)

Options Written	Contracts	Value

Exchange-Traded Call Options Written— (concluded)
Microchip Technology, Inc., Strike Price $22.50, Expires 8/24/09	(20)	$(8,800)
National Bank of Canada, Strike Price 58 CAD, Expires 8/22/09	(15)	(2,158)
PepsiCo, Inc., Strike Price $57.50, Expires 9/21/09	(26)	(3,250)
Pfizer, Inc., Strike Price $15, Expires 9/21/09	(55)	(6,270)
Pfizer, Inc., Strike Price $16, Expires 9/21/09	(20)	(1,100)
Philip Morris International, Inc., Strike Price $47, Expires 9/21/09	(60)	(8,850)
Reynolds American, Inc., Strike Price $45, Expires 8/24/09	(26)	(520)
Royal Bank of Canada, Strike Price 50 CAD, Expires 8/22/09	(60)	(10,026)
Suncor Energy, Inc., Strike Price 36 CAD, Expires 8/22/09	(9)	(581)
United Technologies Corp., Strike Price $50, Expires 8/24/09	(25)	(11,500)
Wal-Mart Stores, Inc., Strike Price $50, Expires 9/21/09	(25)	(3,260)
Wells Fargo & Co., Strike Price $27, Expires 9/21/09	(57)	(3,421)

Total Exchange-Traded Call Options Written		(276,304)

Over-the-Counter Call Options Written—(0.5)%
ACS Actividades de Construccion y Servicios SA, Strike Price 38 EUR, Expires 8/22/09, Broker Goldman Sachs & Co.	(6)	(670)
Allianz SE, Strike Price 72 EUR, Expires 8/21/09, Broker UBS Securities LLC	(58)	(1,237)
AstraZeneca Plc, Strike Price 29.42 GBP, Expires 8/26/09, Broker Citigroup Global Markets	(3,600)	(1,395)
AXA SA, Strike Price 15 EUR, Expires 8/22/09, Broker Morgan Stanley & Co., Inc.	(30)	(2,738)
Axfood AB, Strike Price 173.74 SEK, Expires 8/19/09, Broker UBS Securities LLC	(3,200)	(2,486)
Banco Santander SA, Strike Price 9.54 EUR, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(5,000)	(5,130)
Barclays Plc, Strike Price 3 GBP, Expires 8/21/09, Broker Citigroup Global Markets	(13)	(3,448)
BASF SE, Strike Price 34.32 EUR, Expires 9/02/09, Broker JPMorgan Chase Securities	(2,100)	(5,178)
Bouygues SA, Strike Price 28 EUR, Expires 8/21/09, Broker Citigroup Global Markets	(22)	(6,846)
BP Plc, Strike Price 4.80 GBP, Expires 09/09/09, Broker Credit Suisse First Boston	(14,600)	(5,778)
British American Tobacco Plc, Strike Price 18.47 GBP, Expires 9/18/09, Broker Morgan Stanley & Co., Inc.	(3,400)	(3,066)
Cannon, Inc., Strike Price 3,593.40 JPY, Expires 9/01/09, Broker JPMorgan Chase Securities	(2,300)	(3,339)
CenturyTel, Inc., Strike Price $33, Expires 8/25/09, Broker Morgan Stanley & Co., Inc.	(3,500)	(1,128)
Consolidated Edison, Inc., Strike Price $37.81, Expires 8/17/09, Broker Goldman Sachs & Co.	(5,000)	(8,050)

JULY 31, 2009	2

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust
(BQY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
Danske Bank A/S, Strike Price 105 DKK, Expires 9/18/09, Broker Goldman Sachs & Co.	(22)	$(3,346)
Danske Bank A/S, Strike Price 95 DKK, Expires 9/18/09, Broker Morgan Stanley & Co., Inc.	(38)	(10,892)
Eli Lilly & Co., Strike Price $35.46, Expires 8/28/09, Broker Credit Suisse First Boston	(3,500)	(2,316)
Emerson Electric Co., Strike Price $34.81, Expires 8/10/09, Broker Citigroup Global Markets	(9,000)	(19,185)
ENI SpA, Strike Price 18.50 EUR, Expires 9/18/09, Broker Goldman Sachs & Co.	(17)	(1,010)
Esprit Holdings Ltd., Strike Price 59.58 HKD, Expires 9/01/09, Broker Goldman Sachs & Co.	(13,000)	(2,924)
Exxon Mobil Corp., Strike Price $73.86, Expires 8/07/09, Broker Citigroup Global Markets	(7,000)	(377)
Foster’s Group Ltd., Strike Price 5.49 AUD, Expires 9/15/09, Broker Citigroup Global Markets	(23,200)	(3,249)
GlaxoSmithKline Plc, Strike Price 10.86 GBP, Expires 8/19/09, Broker JPMorgan Chase Securities	(12,800)	(13,211)
Hang Seng Bank Ltd., Strike Price 116.69 HKD, Expires 9/15/09, Broker JPMorgan Chase Securities	(4,300)	(6,245)
Hennes & Mauritz AB, Strike Price 395.25 SEK, Expires 8/12/09, Broker Citigroup Global Markets	(1,000)	(4,846)
Hennes & Mauritz AB, Strike Price 410 SEK, Expires 9/18/09, Broker Morgan Stanley & Co., Inc.	(20)	(7,147)
Hongkong Electric Holdings Ltd., Strike Price 43.32 HKD, Expires 08/17/09, Broker Goldman Sachs & Co.	(41,000)	(1,706)
Hopewell Holdings Ltd., Strike Price 24.77 HKD, Expires 8/17/09, Broker Credit Suisse First Boston	(37,000)	(4,414)
HSBC Holdings Plc, Strike Price 5.75 GBP, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(13,776)	(9,081)
Indra Sistemas SA, Strike Price 16.57 EUR, Expires 9/02/09, Broker Goldman Sachs & Co.	(6,500)	(2,429)
Intel Corp., Strike Price $16.77, Expires 8/17/09, Broker Morgan Stanley & Co., Inc.	(11,000)	(29,920)
International Business Machines Corp., Strike Price $111.30, Expires 8/17/09, Broker Morgan Stanley & Co., Inc.	(3,200)	(24,054)
Intesa Sanpaolo SpA, Strike Price 2.56 EUR, Expires 9/02/09, Broker UBS Securities LLC	(16,000)	(2,835)
Koninklijke KPN NV, Strike Price 10.22 EUR, Expires 9/09/09, Broker Citigroup Global Markets	(5,800)	(3,298)
McDonald’s Corp., Strike Price $60, Expires 8/21/09, Broker Goldman Sachs & Co.	(2,500)	(133)
Microsoft Corp., Strike Price $21.47, Expires 8/10/09, Broker Goldman Sachs & Co.	(15,000)	(36,756)
Mitsui & Co. Ltd., Strike Price 1,242.32 JPY, Expires 9/15/09, Broker Deutsche Bank Securities	(10,400)	(5,412)
Mitsui Mining & Smelting Co. Ltd., Strike Price 262.90 JPY, Expires 9/15/09, Broker Deutsche Bank Securities	(28,000)	(6,123)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (continued)
Nationwide Health Properties, Inc. - REIT, Strike Price $27.50, Expires 8/27/09, Broker Morgan Stanley & Co., Inc.	(6,800)	$(11,152)
Nestle SA, Strike Price 44.40 CHF, Expires 8/26/09, Broker Credit Suisse First Boston	(3,200)	(2,086)
Nintendo Co. Ltd., Strike Price 27,162.60 JPY, Expires 9/01/09, Broker Credit Suisse First Boston	(100)	(279)
Nokia Oyj, Strike Price 10 EUR, Expires 8/21/09, Broker Citigroup Global Markets	(54)	(955)
Oracle Corp. Japan, Strike Price 3,529.80 JPY, Expires 8/11/09, Broker Goldman Sachs & Co.	(3,000)	(8,616)
Portugal Telecom SGPS SA, Strike Price 7.31 EUR, Expires 9/09/09, Broker Morgan Stanley & Co., Inc.	(8,600)	(3,361)
Ratos AB B Shares, Strike Price 171.20 SEK, Expires 9/09/09, Broker UBS Securities LLC	(5,300)	(5,977)
Ricoh Co. Ltd., Strike Price 1,199.12 JPY, Expires 09/15/09, Broker Deutsche Bank Securities	(10,000)	(9,801)
Rio Tinto Plc, Strike Price 25.52 GBP, Expires 8/26/09, Broker Morgan Stanley & Co., Inc.	(1,700)	(4,213)
Royal Dutch Shell A Shares, Strike Price 17.30 EUR, Expires 8/20/09, Broker Credit Suisse First Boston	(9,300)	(14,329)
Sanofi-Aventis SA, Strike Price 47 EUR, Expires 8/21/09, Broker UBS Securities LLC	(9)	(878)
Santos Ltd., Strike Price 15.26 AUD, Expires 9/15/09, Broker JPMorgan Chase Securities	(24,700)	(10,191)
SAP AG, Strike Price 31 EUR, Expires 8/21/09, Broker Goldman Sachs & Co.	(60)	(9,883)
Scania AB B Shares, Strike Price 84.46 SEK, Expires 8/26/09, Broker UBS Securities LLC	(21,600)	(13,470)
Schneider Electric SA, Strike Price 58 EUR, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(9)	(8,099)
Sharp Corp., Strike Price 968.20 JPY, Expires 9/15/09, Broker JPMorgan Chase Securities	(8,000)	(9,245)
Siemens AG, Strike Price 56 EUR, Expires 8/21/09, Broker Morgan Stanley & Co., Inc.	(10)	(2,919)
Singapore Technologies Engineering Ltd., Strike Price 2.62 SGD, Expires 9/01/09, Broker Credit Suisse First Boston	(35,000)	(2,058)
Societe Generale, Strike Price 45 EUR, Expires 9/18/09, Broker Morgan Stanley & Co., Inc.	(10)	(3,723)
Standard Chartered Plc, Strike Price 13 GBP, Expires 9/18/09, Broker Morgan Stanley & Co., Inc.	(3)	(7,529)
Takeda Pharmaceutical Co. Ltd., Strike Price 3,658.74 JPY, Expires 8/18/09, Broker Deutsche Bank Securities	(2,000)	(3,677)
TeliaSonera AB, Strike Price 44.04 SEK, Expires 9/02/09, Broker JPMorgan Chase Securities	(12,400)	(4,327)
Total SA, Strike Price 42 EUR, Expires 9/18/09, Broker Goldman Sachs & Co.	(35)	(2,177)

3	JULY 31, 2009

Schedule of Investments (continued)	BlackRock S&P Quality Rankings Global Equity Managed Trust
(BQY)
(Percentages shown are based on Net Assets)

Options Written	Contracts	Value

Over-the-Counter Call Options Written— (concluded)
Toyota Motor Corp., Strike Price 3,835.85 JPY, Expires 9/15/09, Broker JPMorgan Chase Securities	(3,400)	$(9,285)
United Overseas Bank Ltd., Strike Price 15.12 SGD, Expires 8/18/09, Broker Deutsche Bank Securities	(5,700)	(10,077)
Vinci SA, Strike Price 35.29 EUR, Expires 9/02/09, Broker JPMorgan Chase Securities	(3,700)	(8,192)
Wesfarmers Ltd., Strike Price 25.30 AUD, Expires 9/15/09, Broker JPMorgan Chase Securities	(7,100)	(7,462)

Total Over-the-Counter Call Options Written		(425,359)

Total Options Written (Premiums Received $343,050)—(0.9)%		(701,663)

Total Investments Net of Outstanding Options Written— 99.9%		77,656,937
Other Assets in Excess of Liabilities—0.1%		41,571

Net Assets—100.0%		$77,698,508

*	The cost and unrealized appreciation (depreciation) of investments as of July 31, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$80,048,994

Gross unrealized appreciation	$9,777,866
Gross unrealized depreciation	(11,468,260)

Net unrealized depreciation	$(1,690,394)

(a)	Non-income producing security.

(b)	Security, or a portion thereof, pledged as collateral for outstanding options written.

(c)	Represents current yield as of report date.

(d)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940 were as follows:

Affiliate	Net Activity	Income

BlackRock Liquidity Funds, TempFund	1,310,985	$6,313

•	Foreign currency exchange contracts as of July 31, 2009 were as follows:

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Depreciation

USD 24,461	JPY 2,337,000	Citigroup Global Markets	8/03/09	$(237)
USD 2,077	SGD 3,000	Citigroup Global Markets	8/03/09	(7)
USD 15,468	EUR 11,000	Citigroup Global Markets	8/03/09	(211)

Total				$(455)

•

Effective November 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

	•	Level 1 — price quotations in active markets/exchanges for identical securities

•

Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available In the circumstances, to the extent observable inputs are not available (including the Trust’s own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the inputs used as of July 31, 2009 in determining the fair valuation of the Trust’s investments:

	Valuation Inputs

	Level 1	Level 2	Level 3	Total
Investments in Securities:
Assets:
Common Stocks:
Australia	—	$4,591,768	—	$4,591,768
Canada	$4,343,163	—	—	4,343,163
Denmark	—	628,694	—	628,694
Finland	—	868,415	—	868,415
France	—	3,736,223	—	3,736,223
Germany	—	1,930,832	—	1,930,832
Hong Kong	—	2,572,942	—	2,572,942
Italy	—	1,291,353	—	1,291,353
Japan	—	4,468,880	—	4,468,880
Netherlands	—	436,187	—	436,187
Portugal	—	440,649	—	440,649
Singapore	—	1,499,694	—	1,499,694
Spain	—	1,943,577	—	1,943,577
Sweden	—	3,572,504	—	3,572,504
Switzerland	—	657,511	—	657,511
United Kingdom	—	7,483,323	—	7,483,323
United States	36,581,900	—	—	36,581,900
Short-Term Securities	1,310,985	—	—	1,310,985

Total	$42,236,048	$36,122,552	—	$78,358,600

Valuation Inputs	Other Financial Instruments[1]

Liabilities

Level 1	$(276,304)
Level 2	(425,814)
Level 3	—

Total	$(702,118)

[1]

Other financial instruments are options written and foreign currency exchange contracts. Options written are shown at market value and foreign currency contracts are valued at the unrealized appreciation/depreciation on the instrument.

KEY TO ABBREVIATIONS

AUD	—	Australian Dollar
CAD	—	Canadian Dollar
CHF	—	Swiss Franc
DKK	—	Danish Krone
EUR	—	Euro
GBP	—	British Pound
HKD	—	Hong Kong Dollar
JPY	—	Japanese Yen
REIT	—	Real Estate Investment Trust
SEK	—	Swedish Krona
SGD	—	Singapore Dollar
USD	—	US Dollar

JULY 31, 2009	4

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock S&P Quality Rankings Global Equity Managed Trust

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: September 22, 2009

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock S&P Quality Rankings Global Equity Managed Trust

Date: September 22, 2009